Noncontrolling Interests Subject to Put Provisions and Other Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended								12 Months Ended
	Jul. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Hemodialysis Products, Supplies and Equipment	Dec. 31, 2010 Hemodialysis Products, Supplies and Equipment	Dec. 31, 2009 Hemodialysis Products, Supplies and Equipment	Oct. 31, 2005 Hemodialysis Products, Supplies and Equipment	Dec. 31, 2011 Epogen	Dec. 31, 2011 Epogen Minimum	Dec. 31, 2011 Dialysis Equipment, Parts and Supplies	Dec. 31, 2010 Dialysis Equipment, Parts and Supplies
Commitments and Contingencies Disclosure [Line Items]
Other potential commitments to provide operating capital to several dialysis centers		$ 4,000
Schedule of Joint ventures to dissolve		Certain consolidated joint ventures are contractually scheduled to dissolve after terms ranging from ten to fifty years.
Scheduled dissolution term of joint ventures				10 years	50 years
Long term purchase commitment, period										7 years
Long term purchase commitment, expiration date										Dec. 31, 2018
Long-term purchase commitment, percentage of quantity required											90.00%
Purchase commitment, purchase during the period						120,938	115,682	87,983				107,977	103,183
Long-term purchase commitment, time period													In January 2010, the Company entered into an agreement with Fresenius which committed the Company to purchase a certain amount of dialysis equipment, parts and supplies from them through 2013.
Long term purchase commitment, expiration year						2015							2013
Cost of Land acquired for head quarter construction	12,000
Estimated total construction costs and other project costs of the building	95,000
Paid architecture and other design costs		44,000	5,000
Expected construction beginning and completion period description		Construction began in early 2011, and is estimated to be completed in the second half of 2012.
Product Supply Agreement, intangible liability initially valued as of the acquisition date		$ 68,200	$ 68,200						$ 162,100
Purchase commitment description						The Product Supply Agreement committed the Company to purchase a significant majority of its hemodialysis products, supplies and equipment at fixed prices through 2015. The agreement was amended in 2006 (the Amended Product Supply Agreement) to reduce the Company’s purchase obligations for certain hemodialysis product supplies and equipment, and in 2007, the Company terminated its obligation to purchase certain dialysis machines under the Amended Product Supply Agreement.
Percentage of total operating costs during the period						2.00%	2.00%	2.00%